Commitments and Contingencies	May 20, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies
Operating Leases
Burlington Lease
In May 2013, the Company entered into a lease for office space in Burlington, Massachusetts (the “Lease”). The term of the Lease was for
42-months
with minimum monthly lease payments beginning at $17,588 per month and escalating over the term of the Lease. In July 2015, the Company amended the Lease to add approximately 4,700 square feet of additional office space, with the option to lease an additional 5,400 square feet in the same building in Burlington, Massachusetts. In addition, at the time, the Company leased approximately 6,700 square feet of temporary space for use prior to delivery of the additional space. This amendment also extended the term of the Lease through October 31, 2019. On September 30, 2015, the Company exercised its option for the additional 5,400 square feet of office space. On September 21, 2016, the Company entered into another amendment to extend the Lease for the 6,700 square feet of temporary space until October 31, 2017.
On April 7, 2017, the Company further amended the Lease to extend the term to October 31, 2023 on the then-existing office space, including the temporary space, consisting of approximately 28,600 square feet of office space in Burlington, Massachusetts. From November 2016 through October 2017, the Company’s lease payment for this space was approximately $80,000 per month. Also, as part of this amendment to the Lease, the Company leased an additional 1,471 square feet of office space beginning in 2018. The lease payment for the 1,471 square feet of office space is approximately $4,100 per month.
On October 6, 2017, the Company exercised its option for an additional 6,450 square feet of space, and the term for the space commenced in April 2018. The Company had approximately 36,500 square feet of office space in Burlington, Massachusetts under a lease term expiring on October 31, 2023. Starting in December 2017, the Company’s minimum monthly lease payment is approximately $87,000 and it increases over the life of the amended Lease. In addition to the base rent for the office space, which increases over the term of the amended Lease, the Company is responsible for its share of operating expenses and real estate taxes.
In June 2019, the Company amended the Lease to add approximately 5,330 square feet of additional office space and extend the term of the Lease through April 30, 2025 (the “Amended Lease”). As a result of the Amended Lease, the total rentable floor area is 41,873 square feet. Starting in August 2019, the Company’s minimum monthly lease payment is approximately $108,000. which increases over the term of the Amended Lease. In addition to the base rent for the office space, the Company is responsible for its share of operating expenses and real estate taxes. The lease commencement date for the additional space, which represents the date the Company first had access to the space, was July 1, 2019. The Company accounted for the Amended Lease as a lease modification that is a separate contract from the original lease and recorded an incremental right-of-use
asset and lease liability of $2.5 million, which represents the present value of the lease payments relating to the new space, as well as the lease payments relating to the
18-month
extension of the existing space, as of the modification date, discounted at 6.8%.
The straight-line lease cost for the Amended Lease (including the expense relating to the original Lease) amounted to $1.6 million for the year ended December 31, 2019, respectively, and was included in operating expenses. As of December 31, 2019, the remaining lease term on the Amended Lease was 5.3 years, which includes the
18-month
extension resulting from the amendment signed in June 2019.
Woburn Lease
In February 2017, the Company entered into a five-year lease for laboratory space located in Woburn, Massachusetts with a monthly lease payment of approximately $15,000, which increases over the term of the lease, plus a share of operating expenses. The total cash obligations for the term of the lease are approximately $0.9 million.
Upon adoption of ASU
2016-02,
the Company recorded a
right-of-use
asset and corresponding lease liability for the Lease on January 1, 2019, by calculating the present value of lease payments, discounted at 8.4%, the Company’s estimated incremental borrowing rate, over the
3.2-year
remaining term. The Woburn lease includes an option to extend the term of the lease for two years. Since the Company adopted ASU
2016-02
using the Comparatives under 840 approach, it did not reassess the determination of its operating leases as leases, and therefore no options to extend the lease were included in the calculation of the lease liability as of December 31, 2019. The straight-line lease cost for the Woburn lease amounted to $0.2 million for the year ended December 31, 2019, respectively, and was included in operating expenses. As of December 31, 2019, the remaining lease term on the Woburn lease was 2.2 years.
The Company incurred operating lease costs of $2.0 million, $1.1 million, and $1.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Manufacturing and Supply Agreement with Patheon U.K. Limited
In July 2015, the Company and Patheon U.K. Limited (“Patheon”) entered into a Manufacturing and Supply Agreement (the “Manufacturing Agreement”) and Technical Transfer and Service Agreement (the “Technical Transfer Agreement”) for the manufacture of ZILRETTA.
Patheon agreed in the Technical Transfer Agreement to undertake certain transfer activities and construction services needed to prepare Patheon’s United Kingdom facility for the commercial manufacture of ZILRETTA in dedicated manufacturing suites. The Company provided Patheon with certain equipment and materials necessary to manufacture ZILRETTA and pays Patheon a monthly fee for such activities and reimburses Patheon for certain material, equipment and miscellaneous expenses and additional services.
The initial term of the Manufacturing Agreement is 10 years from approval by the FDA of the Patheon manufacturing suites for ZILRETTA, or until October 6, 2027. The Company pays a monthly base fee to Patheon for the operation of the manufacturing suites and a per product fee for each vial based upon a forecast of commercial demand. The Company also reimburses Patheon for purchases of materials and equipment made on its behalf, certain nominal expenses and additional services. The Manufacturing Agreement will remain in full effect unless and until it expires or is terminated. Upon termination of the Manufacturing Agreement (other than termination by Flexion in the event that Patheon does not meet the construction and manufacturing milestones or for a breach by Patheon), Flexion will be obligated to pay for the costs incurred by Patheon associated with the removal of our manufacturing equipment and for Patheon’s termination costs up to a capped amount.
The Manufacturing Agreement with Patheon contains an operating lease for the use of dedicated manufacturing suites. With the adoption of ASU
2016-02,
the Company recorded a
right-of-use
asset and corresponding lease liability for the operating lease.
In June 2019, the Company and Patheon amended the Manufacturing Agreement and the Technical Transfer Agreement. The amendment primarily modifies the compensation structure, which is comprised of base fees and per product fees the Company pays to Patheon and does not result in any additional rights of use. The Company accounted for the amendment as a lease modification that is not a separate contract from the original lease. As part of the modification, the Company reassessed whether the contract is or contains a lease and determined that there is an operating lease component for the use of dedicated manufacturing suites. The remainder of the consideration is allocated to the service component. The Company also reassessed the lease liability by calculating the present value of the remaining lease payments as of the modification date, discounted at 6.1%. The modification resulted in an increase to each of the lease liability and right of use asset of $0.5 million.
As of December 31, 2019, the remaining lease term on the Patheon lease was 7.8 years. The straight-line lease cost amounted to $204 thousand for the year ended December 31, 2019, respectively, and is included in inventory as part of manufacturing overhead.
The components of lease expense and related cash flows were as follows:

(In thousands)	Year ended December 31, 2019
Operating lease cost
Operating lease cost included in operating expenses	$1,765
Operating lease cost included in inventory	204

Total operating lease cost	1,969

Operating cash flows from operating leases	2,363
Maturities of lease liability due under these lease agreements as of December 31, 2019 were as follows:

Year	Aggregate Minimum Payments (in thousands)
2020	1,987
2021	2,035
2022	1,879
2023	1,888
2024	1,929
Thereafter	1,221
Present value imputed interest	(2,531)

Present value of lease payments	$8,408

As of December 31, 2018, future minimum lease payments under the Company’s lease obligations under ASC 840 were as follows:

Year	Aggregate Minimum Payments (in thousands)
2019	1,491
2020	1,533
2021	1,576
2022	1,447
2023	1,203

Total	$7,250

As of December 31, 2018, future minimum payments under the Company’s agreed obligations under the Manufacturing Agreement with Patheon are as follows:

Year	Aggregate Minimum Payments (in thousands)
2019	8,027
2020	8,027
2021	8,027
2022	8,027
2023	8,027
2024 and thereafter	30,102

Total	$70,237

Other Commitments and Contingencies
Evonik Supply Agreement
In November 2016, the Company entered into a Supply Agreement with Evonik Corporation (“Evonik”) for the purchase of PLGA which is used in the manufacturing of potential clinical and commercial supply of ZILRETTA. Pursuant to the Supply Agreement, Flexion is obligated to submit rolling monthly forecasts to Evonik for PLGA supply, a portion of which will constitute binding orders. In addition, Flexion agreed to certain minimum purchase requirements and which do not apply (i) during periods in which Evonik is in material breach of the Supply Agreement or is unable to perform its obligations due to a force majeure event, (ii) with respect to orders that Evonik is unable to supply in excess of binding orders, (iii) for orders Evonik is unable to timely deliver or does not deliver conforming product and provides a credit for such order, or (iv) during an uncured material quality failure by Evonik. Flexion agreed to purchase PLGA batches at a specified price per gram in U.S. dollars, subject to adjustment from time to time, including due to changes in price indices and in the event the initial term of the Supply Agreement is extended. The total term of the agreement is five years. Upon termination of the Supply Agreement (other than termination due to the expiration of the term of the agreement or due to bankruptcy of either Evonik or Flexion), Flexion is obligated to pay the costs associated with the binding supply forecast provided to Evonik. The Supply Agreement will renew for two successive two-year terms upon mutual written consent by both parties.
Southwest Research Institute License Agreement
On July 25, 2014, the Company entered into an exclusive worldwide license agreement with Southwest Research Institute (“SwRI”) with respect to the use of SwRI’s proprietary microsphere manufacturing technologies for certain steroids formulated with PLGA, including ZILRETTA. Under the agreement, the Company paid an upfront fee of $120,000 to SwRI. In February 2017, Flexion executed an agreement with SwRI to transfer manufacturing equipment to SwRI in consideration for SwRI deeming the additional milestone payment to have been fully paid by Flexion.
FX201 Related Agreement
In December 2017, we entered into a definitive agreement with GeneQuine to acquire the global rights to FX201. As part of the asset purchase transaction with GeneQuine, we made an upfront payment to GeneQuine of $2.0 million. In 2018, we paid GeneQuine $750,000 for the milestone of initiating a GLP toxicology study of FX201. In addition, we paid GeneQuine a $750,000 payment in November 2019 following the FDA acceptance of the IND application for FX201. This milestone was recognized as research and development expense in the fourth quarter of 2019. The next milestone of $2.5 million was achieved in March 2020 when the first patient was treated in the Phase 1 clinical trial. We may also be required to make additional milestone payments during the development of FX201, including up to $4.5 million through the Phase 2 PoC, clinical trial and, following successful PoC, up to an additional $51.5 million in development and global regulatory approval milestone payments. The transaction was accounted for as an asset acquisition, as it did not qualify as a business combination. The upfront fee was attributed to the intellectual property acquired and recognized as research and development expense in December 2017 as the FX201 rights had not been commercially approved and have no alternative future use. The milestone payment for the GLP toxicology study was also recorded to research and development expense in the fourth quarter of 2018. Future milestone payments earned prior to regulatory approval of FX201 would be recognized as research and development expense in the period when the milestone events become probable of being achieved. Future milestones earned upon regulatory approval would be recognized as an intangible asset and amortized to expense over its estimated life. As part of the transaction with GeneQuine, we became the direct licensee of certain underlying Baylor College of Medicine (Baylor) patents and other proprietary rights related to FX201 for human applications. The Baylor license agreement grants us an exclusive, royalty-bearing, world-wide right and license (with a right to sublicense) for human applications under its patent and other proprietary rights directly related to FX201, with a similar non-exclusive
license to certain Baylor intellectual property rights that are not specific to FX201. The license agreement with Baylor includes a low single-digit royalty on net sales of FX201 and requires us to use reasonable efforts to develop FX201 according to timelines set out in the license agreement. In December 2017, we also entered into a Master Production Services Agreement with SAFC Carlsbad, Inc., a part of MilliporeSigma, for the manufacturing of preclinical and initial clinical supplies of FX201.
FX301 Related Agreements
In September 2019, the Company acquired from Xenon, the global rights to develop and commercialize Xenon’s NaV1.7 inhibitor, funapide,formulated for extended release with a novel, Flexion proprietary thermosensitive hydrogel under the Company’s preclinical program known as FX301. As part of the asset purchase transaction with Xenon, the Company made an upfront payment to Xenon of $3.0 million. The Company may also be required to make additional milestone payments during the development of FX301, including up to $9.0 million through initiation of a Phase 2 proof of concept (PoC) clinical trial and, following successful PoC, up to $40.8 million in development and global regulatory approval milestone payments and up to an additional $75.0 million in sales-related milestone payments. The transaction was accounted for as an asset acquisition, as it did not qualify as a business combination. The upfront fee was attributed to the intellectual property acquired and recognized as research and development expense in September 2019 as the FX301 product candidate had not been commercially approved and had no alternative future use. Future milestone payments earned prior to regulatory approval of FX301 will be recognized as research and development expense in the period when the milestone events become probable of being achieved. Future milestones earned subsequent to regulatory approval will be recognized as an intangible asset and amortized to expense over the estimated life of FX301. As of December 31, 2019, no milestones under the arrangement had been achieved. As part of the transaction, the Company became the direct licensee of certain underlying Xenon patents and other proprietary rights related to funapide for human applications. The Xenon agreement grants the Company an exclusive, royalty-bearing, world-wide right and license (with a right to sublicense) for human applications under its patents directly related to funapide, with a similar royalty-free license to other Xenon proprietary rights directly related to funapide. The agreement with Xenon includes a tiered royalty ranging from mid-single
digits to low double digits that is based on aggregate annual net sales of FX301 and requires the Company to use reasonable efforts to develop FX301 according to timelines set out in the agreement.